RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2011
Receivables

	December 31, 2011	December 31, 2010	June 30, 2010
Product sale trade receivables	169.7	168.8	130.9
Other trade receivables	23.7	32.4	21.1
Deposits	0.1	0.2	5.4
Value added tax	65.3	92.9	106.4
Interest receivable	0.4	0.7	—
Payroll debtors	12.6	13.3	8.4
Prepayments (1)	198.0	78.7	17.1
Other	13.6	24.4	16.1

	483.4	411.4	305.4

(1)	Includes $120 million for the FSE Project and $7.0 million for the Bezant’s Mankayan Project (December 31, 2010: $54 million for the FSE project and nil for Bezant; fiscal year ended June 30, 2010: $nil).